Note 10 - Earnings per Share: (Details) - Summary of Net Income (Loss) Earnings Per Share (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net (loss) income attributable to Gyrodyne:
Continuing operations			$ (61,622)	$ 47,380,476
Net (loss) income attributable to Gyrodyne	$ (19,809)	$ 48,707,990	$ (61,622)	$ 47,380,476	$ 46,055,205	$ 99,048,253	$ (1,124,665)
Weighted average number of common shares outstanding	1,482,680	1,482,680	1,482,680	1,482,680	1,482,680	1,482,680	1,340,706
Net (loss) income per common share attributable to Gyrodyne (“EPS”):
Continuing operations	$ (0.01)	$ 32.85	$ (0.04)	$ 31.96
Net (loss) income per common share attributable to Gyrodyne (“EPS”)	$ (0.01)	$ 32.85	$ (0.04)	$ 31.96	$ 31.07	$ 66.80	$ (0.84)